Annual Fund Operating Expenses - Global X Funds - Global X Commodity Strategy ETF - Global X Commodity Strategy ETF Class	Jan. 16, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.55%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.